Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued merchant fees	$ 8	$ 172	$ 778
Income and other tax liabilities	1,012	185	711
Accrued legal expenses and open claims	1,017	382	656
Lease incentive, current	0	491	453
Coupon liabilities		226	352
Accrued interest	14	259	0
Accrued professional services	540	872	213
Series G preferred stock holdback liability		0	320
Other current liabilities		160	1,180
Other current liabilities	238	386
Accrued expenses and other current liabilities	$ 2,829	$ 2,747	$ 4,663